Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-43137
Entity Registrant Name	RANK ONE COMPUTING CORPORATION
Entity Central Index Key	0002077709
Entity Tax Identification Number	47-3970528
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1290 Broadway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	303
Local Phone Number	317-6118
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ROC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false